Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
tables provide the valuation hierarchy classification of assets and liabilities that are carried at fair value and measured on a recurring and nonrecurring basis in our Consolidated Balance Sheet as of December 31, 2018 and 2017:

2018 (dollars in millions)	Total	Level 1	Level 2	Level 3
Recurring fair value measurements:
Available-for-sale securities	$51	$51	$—	$—
Derivative assets	85	—	85	—
Derivative liabilities	(286)	—	(286)	—

2017 (dollars in millions)	Total	Level 1	Level 2	Level 3
Recurring fair value measurements:
Available-for-sale securities	$64	$64	$—	$—
Derivative assets	253	—	253	—
Derivative liabilities	(78)	—	(78)	—

Fair Value, by Balance Sheet Grouping [Table Text Block]
The following table provides carrying amounts and fair values of financial instruments that are not carried at fair value in our Consolidated Balance Sheet at December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
(dollars in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term receivables	$334	$314	$127	$121
Customer financing notes receivable	272	265	609	596
Short-term borrowings	(1,469)	(1,469)	(392)	(392)
Long-term debt (excluding capitalized leases)	(43,996)	(44,003)	(27,067)	(29,180)
Long-term liabilities	(508)	(467)	(362)	(330)

The following table provides the valuation hierarchy classification of assets and liabilities that are not carried at fair value in our Consolidated Balance Sheet as of December 31, 2018 and 2017:

	December 31, 2018
(dollars in millions)	Total	Level 1	Level 2	Level 3
Long-term receivables	$314	$—	$314	$—
Customer financing notes receivable	265	—	265	—
Short-term borrowings	(1,469)	—	(1,258)	(211)
Long-term debt (excluding capitalized leases)	(44,003)	—	(43,620)	(383)
Long-term liabilities	(467)	—	(467)	—

	December 31, 2017
(dollars in millions)	Total	Level 1	Level 2	Level 3
Long-term receivables	$121	$—	$121	$—
Customer financing notes receivable	596	—	596	—
Short-term borrowings	(392)	—	(300)	(92)
Long-term debt (excluding capitalized leases)	(29,180)	—	(28,970)	(210)
Long-term liabilities	(330)	—	(330)	—